Related Party Transactions - Loan from Ernest Garcia, II (Details) - Related Party Borrowing $ in Millions	Mar. 31, 2016 USD ($)
Affiliated Entity
Related Party Transaction [Line Items]
Debt instrument interest rate	4.00%
Ernest Garcia, II
Related Party Transaction [Line Items]
Due to related parties	$ 10.0